INVESTMENT SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Realized investment security gains	$ 0	$ 31	$ 0
Proceeds from investment securities	0	6,400	$ 0
Investment securities pledged, amortized cost	4,100	3,500
Investment securities pledged, fair value	$ 4,200	$ 3,700